Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and other benefits	$ 6,732	$ 6,078
Equity settled share based compensation	5,562	3,036
Cash settled share based compensation	722	(3,945)
Key management personnel compensation	$ 13,016	$ 5,169